Investments in Associates - Summary of Financial Position (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current
Assets		R$ 23,434,868	R$ 15,991,837
Liabilities		(12,546,994)	(8,917,211)
Net current assets		(10,887,874)
Non-current
Assets		60,278,697	49,726,037
Liabilities		(50,347,704)	(40,560,182)
Total shareholders' equity		20,818,867	16,240,481	R$ 17,969,356	R$ 17,059,413
Compass Gás e Energia [member]
Current
Assets	[1]	402,007	4
Liabilities	[1]	(25,404)	(2,614)
Net current assets	[1]	376,603	(2,610)
Non-current
Assets	[1]	2,944,593	989
Liabilities	[1]
Net non-current assets	[1]	2,944,593	(989)
Total shareholders' equity	[1]	3,321,196	(1,621)
Comgas [member]
Current
Assets		4,225,788	2,792,056
Liabilities		(3,610,144)	(2,807,891)
Net current assets		615,644	15,835
Non-current
Assets		6,391,096	9,246,044
Liabilities		(6,416,687)	(6,343,690)
Net non-current assets		(25,591)	2,902,354
Total shareholders' equity		590,053	2,886,519
Cosan S.A. [member]
Current
Assets		3,443,811	5,704,933
Liabilities		(774,742)	(2,437,233)
Net current assets		2,669,069	3,267,700
Non-current
Assets		16,998,133	15,107,843
Liabilities		(8,819,535)	(7,821,809)
Net non-current assets		8,178,598	7,286,034
Total shareholders' equity		10,847,667	10,553,734
Sinlog Tecnologia em Logistica SA [Member]
Current
Assets		5,023	3,616
Liabilities		(3,340)	(479)
Net current assets		1,683	(3,137)
Non-current
Assets		14,398	3,081
Liabilities		(242)
Net non-current assets		14,156	(3,081)
Total shareholders' equity		15,839	6,218
Rumo S.A. [member]
Current
Assets		1,996,914	1,302,485
Liabilities		(841,519)	(1,105,899)
Net current assets		1,155,395	196,586
Non-current
Assets		19,624,672	12,271,883
Liabilities		(5,796,462)	(4,124,193)
Net non-current assets		13,828,210	8,147,690
Total shareholders' equity		R$ 14,983,605	R$ 8,344,276

[1]	Parent Company information.